American Century Government Income Trust

PROSPECTUS SUPPLEMENT

INFLATION-ADJUSTED BOND FUND

Supplement dated March 1, 2007 * Prospectus dated August 1, 2006

THE FOLLOWING IS ADDED TO THE LISTING UNDER THE SECTION The Fund Management
Teams FOR Inflation-Adjusted Bond ON PAGE 23.

SETH B. PLUNKETT

Mr. Plunkett, Portfolio Manager, has been a member of the team that manages
Inflation-Adjusted Bond since September 2000. He joined American Century in
1999, became a portfolio trading associate in September 2000 and a fixed-income trader in February 2003. He became a portfolio manager in March 2007. He has a bachelor of science in biology from George Mason University.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. PLUNKETT AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED MARCH 15, 2007.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

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